The Comparative Figures	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Comparative Figures
The Comparative Figures

Note 23 — The Comparative Figures

For the comparative figures of the consolidated statement of operations and comprehensive income (loss), the sales, cost of sales, general and administrative expenses, research and development expenses, selling and marketing expenses, other income (expenses),net, and income tax benefit (expense) of discontinued operation, Dandong BF, for the year ended March 31, 2022 must be presented separately from continuing operations and grouped as net loss from discontinued operation. Loss per share from discontinued operation – basic and fully diluted must also be presented separately from loss per share from continuing operations – basic and fully diluted.

For the comparative figures of the consolidated statement of cash flows, cash flows from operating, investing and financing activities for discontinued operations must be grouped as net amount and presented separately from cash flows from continuing operations.

Save as disclosed above, all other comparative figures of statement of changes in equity during the year ended March 31, 2022 remain unchanged.

Note 18 — Comparative figures

The comparative figures of the consolidated balance sheet and consolidated statement of operations and comprehensive loss were reclassified to conform to the presentation in current year.

 For the comparative figures of the consolidated balance sheet, the accrued expenses and other payables and the value added and other tax payable were combined and disclosed as accrued expense and other current payables in current year. For the comparative figures of the consolidated statement of operations and comprehensive loss, the business tax, which was offset with the net sales in last year, was allocated to the cost of sales in current year; the income tax expense in last year was reclassified to the other income, net in current year. Saved as disclose above, all other comparative figures of the consolidated balance sheet and consolidated statement of operations and comprehensive loss remains unchanged.